Fair Value Measurment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Fair Value Measurment

NOTE 3 - FAIR VALUE MEASURMENT

a.
The convertible loan (Note 6a) was initially recorded at a fair value of $1,133 thousand, and subsequently remeasured at fair value, with a decrease in fair value of $89 thousand, which is included in the profit and loss as of December 31, 2010.  During 2011 it was subsequently remeasured at fair value, with the increase in fair value of $624 included in the Consolidated Statements of Operations as of December 31, 2011. This security was measured at fair value on a recurring basis and classified in the "Significant Unobservable inputs" (Level 3) category.

b.
The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities approximate their fair value either because these amounts are presented at fair value or due to the relatively short-term maturities of such instruments. The carrying amount of the Company’s other financial long-term assets and other financial long-term liabilities approximate their fair value.